Capital Stock	12 Months Ended
Dec. 31, 2025
Capital Stock [Abstract]
Capital Stock	CAPITAL STOCK
The aggregate number of shares of all classes of stock which we are authorized to issue is up to 1,000,500,000, divided into two classes consisting of 500,000 shares of $1 par value preferred stock and 1,000,000,000 shares of common stock with a par
value of $0.10. No shares of preferred stock were outstanding on
December 31, 2025.
We made no repurchases of shares in 2025. The manner, timing and amount of repurchases are determined by management
based on an evaluation of market conditions, stock price and other factors and are subject to regulatory considerations.
Purchases are made from time-to-time in the open market, in
privately negotiated transactions or otherwise. On December 31,
2025 the total dollar value of shares of our common stock that could be purchased under our authorized repurchase program
was $1,033.
Shares reserved for future compensation grants of our common stock were 31 million and 18 million on December 31, 2025 and
2024.
Stock Options
We measure the cost of employee stock options based on the
grant-date fair value and recognize that cost using the straight-
line method over the period in which a recipient is required to provide services in exchange for the options, typically the vesting period. The weighted-average fair value per share of options is estimated on the date of grant using the Black-Scholes option pricing model.

Option Value and Assumptions
	2025	2024	2023
Weighted-average fair value per share	$141.40	$118.22	$83.59
Assumptions:
Risk-free interest rate	4.4%	4.3%	4.0%
Expected dividend yield	0.9%	1.1%	1.2%
Expected stock price volatility	29.1%	29.9%	29.0%
Expected option life (years)	6.4	6.3	6.2
The risk-free interest rate for periods within the expected life of options granted is based on the United States Treasury yield curve in effect at the time of grant. Expected stock price volatility is based on the historical volatility of our stock. The expected option life, representing the period of time that options granted are expected to be outstanding, is based on historical option exercise and employee termination data.

2025 Stock Option Activity
	Shares (in millions)	Weighted- Average Exercise Price	Weighted- Average Remaining Term (in years)	Aggregate Intrinsic Value
Outstanding January 1	10.8	$214.87
Granted	1.0	392.36
Exercised	(1.2)	158.83
Canceled or forfeited	(0.2)	313.05
Outstanding December 31	10.4	$234.56	5.0	$1,246.1
Exercisable December 31	6.9	$195.53	3.7	$1,073.4
Options expected to vest	3.3	$309.91	7.5	$166.7
The aggregate intrinsic value of options, which represents the cumulative difference between the fair market value of the
underlying common stock and the option exercise prices,
exercised was $260, $362 and $318 in 2025, 2024 and 2023.
Exercise prices for options outstanding ranged from $96.64 to
$392.39 on December 31, 2025. On December 31, 2025 there
was $160 of unrecognized compensation cost related to
nonvested stock options granted under the long-term incentive plans. That cost is expected to be recognized as expense over the weighted-average period of approximately 1.5 years.

Restricted Stock Units (RSUs) and Performance Stock Units (PSUs) Activity
	Shares (in millions)		Weighted-Average Grant Date Fair Value
	RSUs	PSUs	RSUs	PSUs
Nonvested on January 1	0.7	0.2	$290.58	$287.51
Granted	0.3	0.1	385.68	334.24
Vested	(0.3)	(0.1)	277.40	254.47
Canceled or forfeited	(0.1)	—	337.17	—
Nonvested on December 31	0.6	0.2	$344.25	$333.06
On December 31, 2025 there was $100 of unrecognized
compensation cost related to nonvested RSUs. That cost is
expected to be recognized as expense over the weighted-
average period of approximately one year. The weighted-average grant date fair value per share of RSUs granted was $385.68 and
$332.64 in 2025 and 2024. The fair value of RSUs and PSUs
vested in 2025 was $91 and $26. On December 31, 2025 there
was $26 of unrecognized compensation cost related to
nonvested PSUs. That cost is expected to be recognized as
expense over the weighted-average period of approximately one year.
Employee Stock Purchase Plans (ESPP)
Employees may participate in our ESPP provided they meet
certain eligibility requirements. The purchase price for our common stock under the terms of the ESPP is defined as 95% of the closing stock price on the last trading day of a purchase period. We issued 178,090 and 173,708 shares under the ESPP
in 2025 and 2024.